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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2003.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number: 28-6884

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

      JEFFREY D. TANNENBAUM     New York, New York     August 12, 2003
  -------------------------     ------------------     -----------------
      Jeffrey D. Tannenbaum

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           36

Form 13F Information Table Value Total:           $1,003,355



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----



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                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                             TITLE                    VALUE     SHARES/     SH/  PUT/ INVSTMT   OTHER    --------------------------
NAME OF ISSUER              OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS     SOLE        SHARED NONE
--------------              --------     ---------  ---------   ----------  ---  ---- -------  --------  -----------    ------ ----
AES CORP                      COM        00130H105     33,323    5,247,659  SH        SOLE                5,247,659
AES CORP                      SDCV       00130HAN5     15,692   17,150,000  PRN       SOLE               17,150,000
                              4.500% 8/1
AES CORP                      PUT        00130H955     12,446    1,960,000  SH        SOLE                1,960,000
AES TR III                    PFD CV     00808N202      5,297      155,800  SH        SOLE                  155,800
                              6.75%
AMERICAN ELEC PWR INC         COM        025537101     41,851    1,403,000  SH        SOLE                1,403,000
AMERICAN ELEC PWR INC         PUT        025537951     29,830    1,000,000  SH        SOLE                1,000,000
AMR CORP                      COM        001765106     17,215    1,564,959  SH        SOLE                1,564,959
AMR CORP                      PUT        001765956      1,419      129,000  SH        SOLE                  129,000
BRISTOL MYERS SQUIBB CO       COM        110122108      7,466      275,000  SH        SOLE                  275,000
CALPINE CORP                  COM        131347106    104,979   15,905,925  SH        SOLE               15,905,925
CALPINE CORP                  PUT        131347956     17,893    2,711,000  SH        SOLE                2,711,000
CAPITAL ONE FINL CORP         PUT        14040H955      2,459       50,000  SH        SOLE                   50,000
DYNEGY INC                    CL A       26816Q101     11,373    2,707,782  SH        SOLE                2,707,782
DYNEGY INC                    PUT        26816Q951      4,620    1,100,000  SH        SOLE                1,100,000
EDISON INTL                   COM        281020107     48,961    2,980,000  SH        SOLE                2,980,000
EL PASO CORP                  COM        28336L109     54,901    6,794,699  SH        SOLE                6,794,699
EL PASO CORP                  PUT        28336L959      8,686    1,075,000  SH        SOLE                1,075,000
ELAN PLC                      ADR        284131208     87,394   15,495,370  SH        SOLE               15,495,370
LEVEL 3 COMMUNICATIONS INC    COM        52729N100     46,498    6,981,688  SH        SOLE                6,981,688
NEXTEL COMMUNICATIONS INC     CL A       65332V103     40,653    2,249,742  SH        SOLE                2,249,742
NICOR INC                     COM        654086107     20,815      560,900  SH        SOLE                  560,900
NISOURCE                      CALL       65473P905     13,490      710,000  SH        SOLE                  710,000
OMNICOM GROUP                 COM        681919106     13,444      187,500  SH        SOLE                  187,500
OMNICOM GROUP                 PUT        681919956      6,725       93,800  SH        SOLE                   93,800
PG&E CORP                     COM        69331C108    103,431    4,890,350  SH        SOLE                4,890,350
PG&E CORP                     CALL       69331C908     31,725    1,500,000  SH        SOLE                1,500,000
QUEST DIAGNOSTICS INC         COM        74834L100     27,434      430,000  SH        SOLE                  430,000
QUEST DIAGNOSTICS INC         PUT        74834L950     27,434      430,000  SH        SOLE                  430,000
QWEST COMMUNICATIONS INTL INC COM        749121109     19,003    3,975,450  SH        SOLE                3,975,450
QWEST COMMUNICATIONS INTL INC PUT        749121959      1,195      250,000  SH        SOLE                  250,000
QWEST COMMUNICATIONS INTL INC CALL       749121909      1,195      250,000  SH        SOLE                  250,000
TXU CORP                      COM        873168108     50,513    2,250,000  SH        SOLE                2,250,000
TXU CORP                      PUT        873168958     16,838      750,000  SH        SOLE                  750,000
XCEL ENERGY INC               COM        98389B100     40,318    2,680,700  SH        SOLE                2,680,700
XEROX CORP                    COM        98389B950     25,508    2,408,692  SH        SOLE                2,408,692
XEROX CORP                    PUT        984121953     11,331    1,070,000  SH        SOLE                1,070,000